10. Related Party Transactions and Balances (Details) - CAD ($)		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Details
Rent paid to related parties		$ 4,000	$ 9,100
Due to related parties	[1]	$ 21,347	$ 18,685

[1]	See Note 10.